CAPITAL LEASES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2012	Dec. 31, 2010
CAPITAL LEASES
Cost of equipment under capital leases	$ 19,700,000
Depreciation expense associated with capital leases	3,600,000
Future minimum lease payments and present value of net minimum lease payments
Year Ending December 31, 2012	4,998,000
Year Ending December 31, 2013	4,951,000
Year Ending December 31, 2014	4,930,000
Year Ending December 31, 2015	2,876,000
Total minimum lease payments	17,755,000
Less: Amount representing interest	(826,000)
Present value of minimum lease payments	16,929,000
Less: Current maturities of capital lease obligations	(4,607,000)	(5,068,000)	(112,000)
Long-term capital lease obligations	$ 12,322,000	$ 9,552,000